Segment reporting	6 Months Ended
Mar. 31, 2026
Segment reporting
Segment reporting

Note 18 — Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making Company, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company currently has three main products from which revenue is earned and expenses are incurred: shiitake mushrooms, mu er fungus, and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes, sells to the same or similar type of customers, and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trends. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only two operating segments and therefore two reportable segments as defined by ASC 280. Since June 2021, the Company’s operations have expanded into bulk agricultural commodity trading, such as cotton and corn bulk trading. The Company obtains control over these commodities as a principal from its suppliers before selling these commodities to its customers. To implement global expansion strategy and meet the growing customer demand, the Company launched its warehouse and logistics services business in the U.S. in the summer of 2024, with the aim to develop a food and agricultural product supply chain system. In July 2024, Farmmi USA opened its first warehouse and logistics services base in Chino, California, through the lease of warehouse spaces of 315,000 square feet from a large facility managed by established logistics companies. The facility provides special railway lines that offer sea-railway cargo transportation services. The logistics services provided to customers include cargo transfers and bonded warehouses. In March 2025, the Company further expanded its logistics service operations to the U.S. East Coast by opening a new warehouse located within an industrial park in Somerset, New Jersey. In August 2025, the Company leased additional warehouse spaces of approximately 183,000 square feet located in Robbinsville, New Jersey, bringing its total warehouse footprint in the U.S. to 640,000 square feet. In January 2026, the U.S. subsidiary completes a Food Facility Registration with the U.S. Food and Drug Administration and has the capacity to support the storage and distribution of a wide range of foods and agricultural commodities.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. The Company’s disaggregation of revenue for the six months ended March 31, 2026 and 2025, respectively:

	For the Six Months Ended March 31,
	2026	2025
Revenue recognition at a point in time	(unaudited)	(unaudited)
Sales of agricultural products
Shiitake	$1,854,057	$6,668,963
Mu Er	1,846,572	5,255,756
Other products	-	29,109
Agricultural products trading business
Corn	-	782,946
Logistic services
Operation services	210,096	684,444
Special work order services	588,887	205,573
Sub-total	4,499,612	13,626,791
Revenue recognition over time
Logistic services
Outbound delivery services	1,288,398	2,407,024
Storage services	606,703	110,494
Total	$6,394,713	$16,144,309

	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
Products revenue	$3,700,629	$12,736,774
Services revenue	2,694,084	3,407,535
Total	$6,394,713	$16,144,309

Revenue by geographical segment for the six months ended March 31, 2026 and 2025:

	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
PRC	$3,700,629	$12,736,774
United States of America	2,694,084	3,407,535
Total	$6,394,713	$16,144,309

	For the Six Months Ended March 31, 2026
	USA	PRC	Total
Revenues	$2,694,084	$3,700,629	$6,394,713
Cost of revenues	(4,134,939)	(3,349,148)	(7,484,087)
Gross (loss) profit	(1,440,855)	351,481	(1,089,374)
Operating expenses	(1,234,769)	(36,202,818)	(37,437,587)
Loss from operations	(2,675,624)	(35,851,337)	(38,526,961)
Other income (expenses)	936,903	(363)	936,540
Loss before income taxes	(1,738,721)	(35,851,700)	(37,590,421)
Income tax expenses	-	-	-
Net loss	$(1,738,721)	$(35,851,700)	$(37,590,421)

	For the Six Months Ended March 31, 2025
	USA	PRC	Total
Revenues	$3,407,535	$12,736,774	$16,144,309
Cost of revenues	(3,953,543)	(11,376,192)	(15,329,735)
Gross (loss) profit	(546,008)	1,360,582	814,574
Operating expenses	(1,246,178)	(237,140)	(1,483,318)
(Loss) income from operations	(1,792,186)	1,123,442	(668,744)
Other income (expenses)	495,006	(77,920)	417,086
(Loss) income before income taxes	(1,297,180)	1,045,522	(251,658)
Income tax expenses	-	-	-
Net (loss) income	$(1,297,180)	$1,045,522	$(251,658)

As of March 31, 2026 and September 30, 2025, the Company’s long-lived assets are located in PRC and the United States of America:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
United States of America	$37,706,764	$46,933,699
PRC	34,227	6,973,528
Total long-lived assets	$37,740,991	$53,907,227